UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21217
Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II
(Formerly, Eaton Vance Insured California Municipal Bond Fund II)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance California Municipal Bond Fund II	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.6%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.5%
$675	Vernon, Electric System Revenue, 5.125%, 8/1/21	$687,150

		$687,150

Hospital — 14.9%
$1,330	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,349,125
1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	1,356,913
1,475	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	1,382,193
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	459,355
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,776,082
555	Washington Township Health Care District, 5.00%, 7/1/32	487,584

		$6,811,252

Insured-Electric Utilities — 9.1%
$1,475	Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,467,124
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,602,885
1,000	Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,064,770

		$4,134,779

Insured-Escrowed/Prerefunded — 9.8%
$1,025	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$1,213,149
4,210	Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	2,838,929
395	Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	438,134

		$4,490,212

Insured-General Obligations — 43.2%
$740	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$750,589
8,180	Arcadia Unified School District, (AGM), 0.00%, 8/1/38	1,174,730
3,115	Arcadia Unified School District, (AGM), 0.00%, 8/1/40	389,406
3,270	Arcadia Unified School District, (AGM), 0.00%, 8/1/41	380,399
1,500	Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,588,335
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	1,917,004
6,675	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	1,244,888
1,080	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	986,602
2,350	Long Beach Unified School District, (Election of 1999), (AGM), 5.00%, 8/1/31	2,366,967
2,075	Los Angeles Community College District, (Election of 2001), (AGM), (FGIC), 5.00%, 8/1/32	2,118,222
1,000	Mount Diablo Unified School District, (AGM), 5.00%, 8/1/25	1,029,950
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), (NPFG), 0.00%, 9/1/21	2,492,280
1,600	Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	1,538,160
3,200	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	1,718,912

		$19,696,444

Insured-Hospital — 6.6%
$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,249,913
1,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,751,102

		$3,001,015

Insured-Lease Revenue/Certificates of Participation — 16.6%
$3,520	California Public Works Board, (Department of General Services), (AMBAC), 5.00%, 12/1/27	$3,260,365
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,501,862

Principal
Amount
(000’s omitted)	Security	Value
$1,750	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,744,610
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,084,202

		$7,591,039

Insured-Private Education — 1.7%
$785	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$781,781

		$781,781

Insured-Public Education — 13.3%
$2,000	California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$2,036,700
4,000	California State University, (AMBAC), 5.00%, 11/1/33	4,018,600

		$6,055,300

Insured-Special Assessment Revenue — 17.2%
$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$2,250,500
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (NPFG), 5.00%, 8/1/33	2,250,500
1,000	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	925,240
1,795	Los Osos Community Services District, (Wastewater Assessment District No. 1), (NPFG), 5.00%, 9/2/33	1,567,466
945	Murrieta Redevelopment Agency Tax, (NPFG), 5.00%, 8/1/32	861,519

		$7,855,225

Insured-Special Tax Revenue — 12.2%
$2,195	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$1,786,555
13,400	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	769,026
2,320	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	277,449
4,610	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	515,075
2,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	301,336
245	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	272,849
375	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	406,901
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	264,586
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	996,160

		$5,589,937

Insured-Transportation — 2.2%
$3,520	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$987,571

		$987,571

Insured-Utilities — 3.1%
$1,390	Los Angeles Department of Water and Power, (FGIC), (NPFG), 5.125%, 7/1/41	$1,396,797

		$1,396,797

Insured-Water Revenue — 18.4%
$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,229,369
2,500	Contra Costa Water District, (AGM), 5.00%, 10/1/32(1)	2,533,834
100	East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	105,998
1,430	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	1,515,772
1,500	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,169,295
445	Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	449,997
1,475	Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	1,381,411

		$8,385,676

Principal
Amount
(000’s omitted)	Security	Value
Private Education — 2.8%
$750	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$773,858
500	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(2)	500,850

		$1,274,708

Total Tax-Exempt Investments — 172.6% (identified cost $84,029,996)		$78,738,886

Short-Term Investments — 2.1%

Principal
Amount
(000’s omitted)	Description	Value
$948	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$947,959

Total Short-Term Investments — 2.1% (identified cost $947,959)		$947,959

Total Investments — 174.7% (identified cost $84,977,955)		$79,686,845

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.3)%		$(25,700,395)

Other Assets, Less Liabilities — (18.4)%		$(8,380,737)

Net Assets Applicable to Common Shares — 100.0%		$45,605,713

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 87.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 31.8% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	43 U.S. Treasury Bond	Short	$(5,159,850)	$(4,961,125)	$198,725

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$1,137,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$88,571
Merrill Lynch Capital Services, Inc.	1,812,500	4.260	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	88,207

					$176,778

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $375,503.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,193,256

Gross unrealized appreciation	$2,191,928
Gross unrealized depreciation	(7,273,339)

Net unrealized depreciation	$(5,081,411)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$78,738,886	$—	$78,738,886
Short-Term Investments	—	947,959	—	947,959

Total Investments	$—	$79,686,845	$—	$79,686,845

Futures Contracts	$198,725	$—	$—	$198,725
Interest Rate Swaps	—	176,778	—	176,778

Total	$198,725	$79,863,623	$—	$80,062,348

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured California Municipal Bond Fund II.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010